Note 2 - Securities	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

2.         Securities

The amortized cost and fair value of debt securities available-for-sale are as follows at December 31 (in thousands):

	2024				2023
		Gross	Gross			Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value

U.S. Treasury	$2,194	$9	$(1)	$2,202	$3,414	$36	$(9)	$3,441
U.S. government agencies	25,865	11	(427)	25,449	22,682	62	(632)	22,112
Taxable state and
Municipal	6,142	-	(511)	5,631	7,930	-	(742)	7,188
Tax exempt state and municipal	55,696	3	(3,903)	51,796	58,750	26	(2,608)	56,168
U.S. government sponsored enterprise mortgage-backed	27,723	31	(656)	27,098	25,377	142	(700)	24,819
Corporate	4,034	-	(157)	3,877	5,057	-	(346)	4,711

Total debt securities available-for-sale	$121,654	$54	$(5,655)	$116,053	$123,210	$266	$(5,037)	$118,439

The amortized cost and estimated fair value of debt securities available-for-sale at December 31, 2024, by expected maturity for mortgage-backed securities and debt securities with call features and by contractual maturity for all other securities, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in thousands).

	Amortized	Fair
	Cost	Value

Due in one year or less	$13,688	$13,571
Due after one year through five years	72,281	70,083
Due after five years through ten years	31,219	28,539
Due after ten years	4,466	3,860

Total	$121,654	$116,053

The following table shows the Company's debt securities available-for-sale gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31 (in thousands):

December 31, 2024	Less than 12 Months		12 Months or Longer		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

U.S. Treasury	$-	$-	$248	$1	$248	$1
U.S. government agencies	11,650	235	10,169	192	21,819	427
Taxable state and municipal	-	-	5,631	511	5,631	511
Tax-exempt state and municipal	6,646	96	43,673	3,807	50,319	3,903
U.S. government sponsored enterprise mortgage-backed	11,450	140	9,492	516	20,942	656
Corporate	498	-	3,379	157	3,877	157

Total debt securities available-for-sale	$30,244	$471	$72,592	$5,184	$102,836	$5,655

December 31, 2023	Less than 12 Months		12 Months or Longer		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

U.S. Treasury	$1,232	$4	$245	$5	$1,477	$9
U.S. government agencies	896	1	16,527	631	17,423	632
Taxable state and municipal	470	30	6,719	712	7,189	742
Tax-exempt state and municipal	3,389	42	44,786	2,566	48,175	2,608
U.S. government sponsored enterprise mortgage-backed	3,201	17	9,884	683	13,085	700
Corporate	-	-	4,711	346	4,711	346

Total debt securities available-for-sale	$9,188	$94	$82,872	$4,943	$92,060	$5,037

At December 31, 2024, the $471,000 unrealized loss (less than 12 months) was attributed to 42 different securities. The $5,184,000 unrealized loss (12 months or more) was attributed to 192 securities. At  December 31, 2023, the $94,000 unrealized loss (less than 12 months) was attributed to 24 different securities. The $4,943,000 unrealized loss (12 months or more) was attributed to 194 securities. None of the unrealized losses are individually significant. Management believes, based upon an evaluation of the issuers of the debt securities, that the unrealized losses on debt securities were the result of fluctuations in market interest rates subsequent to purchase and not a result of credit risk. Management has the intent and ability to hold investments and does not believe it will have to sell the securities until the earlier of maturity or market price recovery.

The Company considers payment history, risk ratings from external parties, financial statements for municipal and corporate securities, public statements from issuers and other available credible published sources in evaluating credit risk. No credit risk was found and no Allowance for Credit Loss on securities available for sale was recorded as of December 31, 2024 and December 31, 2023. The unrealized losses are attributed to noncredit-related factors, including changes in interest rates and other market conditions.

The Company did not sell or recognize any gain or loss for any securities for the year-ended December 31, 2024. During the twelve months ended December 31, 2023, the Company sold available-for-sale securities with a total par value of $5.5 million resulting in a gross pre-tax loss of $399,000.

Securities with a carrying value of $73,585,000 and $85,485,000 at December 31, 2024 and 2023, respectively, were pledged to secure public deposits and for other purposes as required by law.

As of December 31, 2024 and December 31, 2023, the Company had $268,000 and $322,000, respectively, in marketable equity securities recorded at fair value. The following is a summary of unrealized and realized gains and losses recognized in net income on marketable equity securities during the twelve months ended December 31, 2024 and 2023 (in thousands):

	2024	2023
Net change in the unrealized gains and losses recognized during the period on marketable equity securities	$(55)	$(78)
Add: Net realized gains recognized on marketable equity securities sold during the period	-	-

Net losses recognized in net income during the period on marketable equity securities still held at the reporting date	$(55)	$(78)